Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
NOTE 4 - FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. Fair value of a financial instrument is the price that would be received by the Plan to sell an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 price such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
Asset Valuation Techniques: Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments apply to investments.

CRH plc Common Stock Fund
: A separately managed account that is a unitized stock fund that operates similarly to a mutual fund, in that it is composed of stock and a small percentage of cash or short-term interest-bearing vehicle. The inclusion of cash provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (NAV), which is the value of the underlying common stock and the cash piece held by the fund, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will, as a rule, be different from the closing price of the underlying stock on the applicable exchange.
Mutual Funds
: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Self-Directed Brokerage Accounts:
Primarily includes a variety of common stocks and mutual funds.
Common Stocks
: Valued at the closing price reported on the active market on which the individual securities are traded.
Collective Trust Funds
:
Collective Trust Funds: Valued at the net asset value of units of a bank collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Each collective trust held provides for daily redemptions by the Plan at reported net asset values per unit, with no advance notification requirement and no unfunded commitment. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to confirm that securities liquidations will be carried out in an orderly business manner.
Stable Value Fund: Managed Income Portfolio II Fund is a collective trust fund that is composed primarily of fully benefit-responsive investment contracts that is valued at the net asset value of units of the bank collective trust. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. The fund has no unfunded commitment. Participant transactions (purchases and sales) may occur daily. In unusual market conditions, the issuer reserves the right to impose restrictions on issues and redemptions of units.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

		Fair Value Measurements At December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CRH plc common stock fund:
CRH plc common stock	$119,371,587	$—	$—	$119,371,587
Mutual funds	831,210,690	—	—	831,210,690
Self-directed brokerage accounts	60,679,216	—	—	60,679,216

Total assets in fair value hierarchy	1,011,261,493	—	—	1,011,261,493

Investments measured at net asset value*	—	—	—	3,714,473,414

Investments at fair value	$1,011,261,493	$—	$—	$4,725,734,907

		At December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CRH plc common stock fund:
CRH plc common stock	$90,289,788	$—	$—	$90,289,788
Mutual funds	788,768,244	—	—	788,768,244
Self-directed brokerage accounts	49,494,683	—	—	49,494,683

Total assets in fair value hierarchy	928,552,715	—	—	928,552,715

Investments measured at net asset value*	—	—	—	3,129,040,250

Investments at fair value	$928,552,715	$—	$—	$4,057,592,965

*
In accordance with ASC
820-10,
certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.